Related Party Transactions and Balances (Details Textual) (USD $)	1 Months Ended	12 Months Ended		35 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Long-term Debt, Gross	$ 60,000	$ 60,000		$ 60,000
Interest Paid		122,092	164,638	299,489
Kaiyuan Real Estate Development [Member]
Business Combination Separately Recognized Transactions Expenses Agreed Per Month	7,500
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized		70,495	67,984	138,479
Business Combination, Separately Recognized Transactions, Liabilities Recognized	138,479	138,479		138,479
Executives [Member]
Interest Payable	$ 137,291	$ 137,291		$ 137,291